Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 30.6	$ 29.9
Items generating unrecognized tax benefits	27.2	26.6
Interest and related penalties	$ 3.4	$ 3.3
Earliest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax year subject to examination by major tax jurisdictions	2012
Latest Tax Year
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Tax year subject to examination by major tax jurisdictions	2016